All Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
All Other Liabilities [Abstract]
Accruals For Noncurrent Compensation And Benefits	$ 42,337	$ 27,837
Accrual for Environmental Loss Contingencies	$ 2,182